Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-balance-sheet Risk
The contractual amounts of financial instruments with off-balance-sheet risk were as follows at the dates indicated:

	December 31,
	2013		2012
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
	(Dollars in thousands)
Commitments to make loans	$2,326	$676	$777	$1,852
Unused lines of credit	5,717	24,601	4,787	25,484
Standby letters of credit	—	920	213	1,692
Total	$8,043	$26,197	$5,777	$29,028